Subsequent Events (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011 quantity property	Dec. 31, 2010	Dec. 31, 2009
Real Estate Properties Sold [Line Items]
Number Of Real Estate Properties Sold		seven	seven	five
Net Selling Price	$ 2,400,000	$ 12,500,000	$ 14,600,000	$ 43,500,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax		(3,391,000)	460,000	7,701,000
Change in income from continuing operations		4,500,000	(1,900,000)	(2,000,000)
Percent changed in income from continuing operations		3.00%	2.00%	3.00%
Impairment Charge Recognized	2,400,000
LLC And CPA 15 Merger [Abstract]
Shareholder Cash Option Arising From Proposed Merger		$ 1.25
Shareholder Share Option Available From Proposed Merger		0.2326
Number Of Properties In Proposed Merger		315
Weighted Average Remaining Life Of Properties In Proposed Merger		10.4
Base Rent Of Properties In Proposed Merger		223,000,000
Number of Variable Rate Debt Assumed		7
Number Of Fixed Rate Debt Assumed		74
Credit Facility For Proposed Merger		175,000,000
Fair Value Of Debt Assumed In Proposed Merger		1,200,000,000
Weighted Average Interest Rate Of Debt Assumed		5.70%
Revenue Earned From Proposed Merger Entity		26,000,000
Equity Earnings From Proposed Merger Entity		3,400,000
Per Share Market Price To Liquidating Shareholders		$ 45.07
Net Asset Value Of Per Share Received By Liquidating Shareholders		$ 11.73
Proposed Merger Consideration Liquidating Amount		151,800,000
Shares Issued To Proposed Merger Liquidating Shareholders		28,241,000
Shares Outstanding From Proposed Merger Entity		131,566,206
Shares Owned By Parent		10,153,074
Properties Sold [Member]
Real Estate Properties Sold [Line Items]
Net Selling Price	13,200,000
Impairment Charge Recognized	800,000
Held For Sale [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized	$ 5,800,000